As filed with the Securities and Exchange Commission on September 1, 2015

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 104	☒
And
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 107	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Christopher A. Madden

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on October 1, 2015 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 1, 2015, the effectiveness of Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A related to the SPDR STOXX® Europe 50 Currency Hedged ETF and SPDR S&P International Dividend Currency Hedged ETF, which was filed pursuant to Rule 485(a) under the Securities Act on May 21, 2015 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 1st day of September, 2015.

SPDR INDEX SHARES FUNDS

/s/ Ellen M. Needham*
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	September 1, 2015

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	September 1, 2015

/s/ David M. Kelly* David M. Kelly	Trustee	September 1, 2015

/s/ Frank Nesvet* Frank Nesvet	Trustee	September 1, 2015

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	September 1, 2015

/s/ James E. Ross* James E. Ross	Trustee	September 1, 2015

/s/ Ellen M. Needham* Ellen M. Needham	President and Principal Executive Officer	September 1, 2015

/s/ Chad C. Hallett* Chad C. Hallett	Treasurer and Principal Financial Officer	September 1, 2015

*By:	/s/ Christopher A. Madden
Christopher A. Madden
As Attorney-in-Fact Pursuant to Power of Attorney